Equity	6 Months Ended
Mar. 31, 2012
Equity
Stockholders' Equity Note Disclosure

STOCKHOLDER’S EQUITY:

Preferred Stock

As of March 31, 2012, there were 1,781,000 total preferred shares outstanding. As of that date, the total convertible preferred shares would convert into an additional 17,810,000 common stock shares.

As of March 31, 2012 and September 30, 2011, the Company’s subsidiary, ISA Acceptance, has issued to a related party 22,400 shares of $25 par value 12% dividend non-convertible preferred shares, payable when declared. As of March 31, 2012, there were no dividends due the holder of these preferred shares as no dividends have been declared through March 31, 2012.

Common Stock

As of March 31, 2012, 23,999,612 shares of common stock were issued and outstanding. No additional shares were issued during the three months ended March 31, 2012. The notes payable – related party of $67,016 outstanding as of March 31, 2012 (see further reference in note 4.b below)and any accrued interest payable due on these notes are convertible at the option of the related party into common stock shares of the Company. As of March 31, 2012, an additional 670,016 of common stock shares would be issuable by the Company.